LOANS AND FINANCING - Summary (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
LOANS AND FINANCING
Total Loans and Financing	R$ 16,461,656	R$ 20,417,810
Current	2,004,341	4,458,220
Non-current	14,457,315	15,959,590
Working capital
LOANS AND FINANCING
Total Loans and Financing	R$ 2,739,258	3,468,490
Annual charges (as a percent)	7.36%
Financing of property, plant and equipment and others
LOANS AND FINANCING
Total Loans and Financing	R$ 2,108,216	2,855,860
Annual charges (as a percent)	8.58%
Ten/Thirty Year Bonds
LOANS AND FINANCING
Total Loans and Financing	R$ 11,614,182	R$ 14,093,460
Annual charges (as a percent)	5.84%